Property and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment

	Property and equipment	Leasehold improvements	Total
	(in € millions)
Cost
At January 1, 2022	83	422	505
Additions	8	11	19
Disposals	(1)	—	(1)
Exchange differences	2	15	17
At December 31, 2022	92	448	540
Additions	4	4	8
Disposals	(1)	—	(1)
Exchange differences	(2)	(8)	(10)
At December 31, 2023	93	444	537
Accumulated depreciation and impairment loss
At January 1, 2022	(46)	(87)	(133)
Depreciation charge	(15)	(44)	(59)
Disposals	1	—	1
Exchange differences	—	(1)	(1)
At December 31, 2022	(60)	(132)	(192)
Depreciation charge	(14)	(40)	(54)
Impairment charge	(7)	(42)	(49)
Disposals	1	—	1
Exchange differences	1	3	4
At December 31, 2023	(79)	(211)	(290)
Cost, net accumulated depreciation and impairment loss
At December 31, 2022	32	316	348
At December 31, 2023	14	233	247

Summary of Impairment Charges for Lease Right-of-use Assets Explanatory	These charges are included in the consolidated statement of operations for the year ended December 31, 2023 as follows.

Twelve months ended December 31, 2023
(in € millions)
Cost of revenue	4
Research and development	46
Sales and marketing	13
General and administrative	11
Total	74
These charges are included in the consolidated statement of operations for year ended December 31, 2023 as follows. See Note 11 for additional information.

Twelve months ended December 31, 2023
(in € millions)
Cost of revenue	3
Research and development	29
Sales and marketing	10
General and administrative	7
Total	49